Acquisitions - Pro Forma (Details) - TLA - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Business Acquisition [Line Items]
Transaction costs	$ 900		$ 900
Net revenues - As Reported	49,851	$ 34,557	92,531	$ 66,331
Net revenues - Pro Forma	49,851	39,740	101,380	81,381
Net loss	(8,916)	(3,616)	(13,913)	(6,025)
Net loss - Pro Forma	(8,916)	$ (5,621)	(12,502)	$ (7,259)
TLA
Business Acquisition [Line Items]
Transaction costs	$ 700		$ 700